S000008513 [Member] Expense Example, No Redemption - Nuveen California High Yield Municipal Bond Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 597
Expense Example, No Redemption, 3 Years	968
Expense Example, No Redemption, 5 Years	1,364
Expense Example, No Redemption, 10 Years	2,467
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	265
Expense Example, No Redemption, 3 Years	814
Expense Example, No Redemption, 5 Years	1,390
Expense Example, No Redemption, 10 Years	2,954
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	$ 1,922